Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226
Supplement dated November 25, 2024
to the

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)
(each, a "Fund" and collectively the "Funds")

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated December 31, 2023

each, a series of Listed Funds Trust

Effective immediately, the Funds have transferred their primary listing to the Cboe BZX Exchange, Inc. and are no longer listed on the NYSE Arca, Inc. All references in each Fund’s Summary Prospectus, the Funds' Prospectus, and the Funds' SAI to a Fund’s shares being listed on the NYSE Arca, Inc. are hereby changed to refer to the Cboe BZX Exchange, Inc.

Please retain this supplement with your Summary Prospectus, Prospectus, and
SAI for future reference.